Real Estate Owned - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Property	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Loans transferred into other real estate owned	$ 945
Loans into real estate owned	1,554	7,503	3,559
Write-down of real estate owned	831
Net loss on sales of real estate	469	1,209	345
Number of units in real estate property maintained	3
Bank Properties [Member]
Real Estate Properties [Line Items]
Real estate owned portfolio includes properties	1
Loans into real estate owned	378
Residential Properties [Member]
Real Estate Properties [Line Items]
Real estate owned portfolio includes properties	4
Loans into real estate owned	567
Write-down of real estate owned	67
Number of real estate write down	1
Number of real estate property sold	15
Write down of real estate specific properties	1,700
Commercial Properties [Member]
Real Estate Properties [Line Items]
Write-down of real estate owned	764
Number of real estate write down	2
Number of real estate property sold	1
Write down of real estate specific properties	$ 373